ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of March 31,
	2017	2018

Accrued payroll and welfare	$13,391	$22,537
Acquisitions consideration payable (1)	6,436	5,719
Interest expense payable	13,116	8,633
Other taxes payable	4,209	7,378
Accrued rental expense	6,640	7,330
Accrued social insurance	3,650	4,018
Accrued professional fee	3,196	4,556
Accrued outsourcing cost	1,892	3,465
Dividend payable (2)	279	—
Other payables	6,469	12,950

	$59,278	$76,586

(1)	A acquisitions consideration payable consists of remaining payables to sellers of the acquired business for the years ended March 31, 2017 and 2018, which were as follows:

	As of March 31,
	2017	2018

Beijing Tianzhikangjian	1,714	1,881
Xi’an iKang Guobin	2,626	1,196
Yantai Hongkang	718	748
Fujian iKang	—	461
Others (i)	1,378	1,433

	$6,436	$5,719

(i)	Others consist of a number of individually insignificant acquisitions made in prior years.

(2)	As of March 31, 2017, the balance represents the dividend payable for the non-controlling interest shareholder of MediFast which is paid in fiscal year ended March 31, 2018.

Schedule of acquisitions consideration payable

	As of March 31,
	2017	2018

Beijing Tianzhikangjian	1,714	1,881
Xi’an iKang Guobin	2,626	1,196
Yantai Hongkang	718	748
Fujian iKang	—	461
Others (i)	1,378	1,433

	$6,436	$5,719

(i)	Others consist of a number of individually insignificant acquisitions made in prior years.